Goodwill (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 1,154.9	$ 1,295.2	$ 1,084.7
Translation adjustment	140.3	(219.8)	70.2
Goodwill, Ending Balance	$ 1,295.2	$ 1,075.4	$ 1,154.9